9. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities
	2019 $	2018 $

Deferred tax asset
Cumulative net operating losses	2,858,219	2,551,755
Less valuation allowance	(2,858,219)	(2,551,755)

Net deferred tax asset	-	-